Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer, Including Assessed Tax	$ 64,131,332	$ 110,364,887	$ 99,213,379
Tapioca [Member]
Revenue from Contract with Customer, Including Assessed Tax	0	39,977,734	0
Corn [Member]
Revenue from Contract with Customer, Including Assessed Tax	30,971,188	27,430,969	10,778,197
Shiitake [Member]
Revenue from Contract with Customer, Including Assessed Tax	17,791,882	19,655,465	19,859,533
Mu Er [Member]
Revenue from Contract with Customer, Including Assessed Tax	14,820,286	16,301,157	19,123,152
Cotton [Member]
Revenue from Contract with Customer, Including Assessed Tax	0	5,547,927	47,950,345
Cornstarch [Member]
Revenue from Contract with Customer, Including Assessed Tax	0	1,338,782	0
Other products [Member]
Revenue from Contract with Customer, Including Assessed Tax	31,493	112,853	1,502,152
Red dates [Member]
Revenue from Contract with Customer, Including Assessed Tax	507,083	0	0
Logistic services [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 9,400	$ 0	$ 0